CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents	$ 29,322	$ 24,965
Restricted cash		166
Short-term investments	10,455	23,608
Accounts receivable	1,371	480
Prepaid expenses and other current assets	534	1,059
Intangible asset held for sale		590
Total current assets	41,682	50,868
Property and equipment, net (Note 5)	1,943	1,049
Equity investment	590
Other assets	107	107
Total assets	44,322	52,024
Current liabilities:
Accounts payable	2,781	1,790
Accrued liabilities	4,304	2,793
Deferred revenue	11,168	6,457
Total current liabilities	18,253	11,040
Deferred revenue, net of current portion	8,021	7,190
Other liabilities	253
Total liabilities	26,527	18,230
Commitments and Contingencies (Note 9)
Shareholders' equity
Ordinary shares: NIS 0.07 par value; 30,000 shares authorized, 10,783 issued, 10,740 outstanding and 43 held in treasury at June 30, 2018; NIS 0.07 par value; 30,000 shares authorized, 10,699 issued, 10,656 outstanding and 43 held in treasury at December 31, 2017	214	212
Additional paid-in capital	57,189	56,674
Accumulated other comprehensive gain (loss)	2	(3)
Accumulated deficit	(39,610)	(23,089)
Total shareholders' equity	17,795	33,794
Total liabilities and shareholders' equity	$ 44,322	$ 52,024